FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        December 6, 1995





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Daily Money Fund Trust (the trust):

             Capital Reserves: Money Market Portfolio

             Capital Reserves: U.S. Government Portfolio

             Capital Reserves: Municipal Money Market Portfolio

             Money Market Portfolio: Initial Class

             U.S. Treasury Portfolio: Initial Class

             U.S. Treasury Portfolio: Class B (the funds)

             File No. (2-77909) and (811-3480)

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds does not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary